Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSET
Cash and cash equivalents	$ 2,081,963	$ 17,438
Accounts receivable	112,921	157,295
Inventory	340,636	287,373
Prepaid expenses	42,704	150,671
Other current assets	6,750
Total current assets	2,584,974	612,777
Furniture and equipment, net	27,376
Total Asset	2,612,350	612,777
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	306,200	37,853
Deferred revenue		17,699
Revolving credit line		20,641
Convertible promissory notes	650,000
Private placement funds received in advance	1,100,000
Due to related party	448,166	703,870
Deferred compensation		350,003
Other liabilities	20,000
Total current liabilities	2,524,366	1,130,066
Warrant liability	16,600,500
Total Liabilities	19,124,866	1,130,066
Stockholders' deficit
Common stock, $.001 par value; 100,000,000 shares authorized; 53,394,000 and 32,500,000 shares issued and outstanding at December 31, 2013 and 2012, respectively	53,394	32,500
Additional Paid-in Capital	4,727,138	36,811
Accumulated Deficit	(21,293,048)	(586,600)
Total stockholders' deficit	(16,512,516)	(517,289)
Total liabilities and stockholders' deficit	$ 2,612,350	$ 612,777